DWS Tax-Exempt Portfolio Average Annual Total Returns - DWS Tax Expt Cash Prmr Shrs [Member] - DWS Tax-Exempt Cash Premier Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		2.54%	1.97%	1.39%
Performance Inception Date	Nov. 17, 1999